Related Party Transactions (Details - Accrued interest) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Parties [Member]
Related Party Transaction [Line Items]
Accrued interest payable	$ 24,868	$ 13,268
Gibbs [Member]
Related Party Transaction [Line Items]
Accrued interest payable	12,130	6,597
Carson [Member]
Related Party Transaction [Line Items]
Accrued interest payable	1,517	0
Mr Schifrin [Member]
Related Party Transaction [Line Items]
Accrued interest payable	9,380	5,629
Mr Malhotra [Member]
Related Party Transaction [Line Items]
Accrued interest payable	$ 1,841	$ 1,041